Related Party Transactions	6 Months Ended
Dec. 31, 2021
Related Party Transactions [Abstract]
Related Party Transactions

Note 8 – Related party transactions

Other payables – related parties

Other payables – related party consisted of the following:

Name of Related Party	Relationship	Nature	December 31, 2021	June 30, 2021
			(Unaudited)
Weili He	Former Chief Financial Officer (“CFO”) of the Company who held less than 5% of the Company ordinary shares currently	Salary Payable	$10,711	$10,711
Hui Xu	General Manager of CACM	Interest-free loan, due on demand	250,000	-
Jehan Zeb Khan	Director and Co-Acting CEO of the Company	Interest-free loan, due on demand	1,887	-
Total			$262,598	$10,711